Loss Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Earnings Per Share [Abstract]
Ordinary shares issued	65,000,000
Ordinary per share (in Dollars per share)	$ 4.82
Converted ordinary per share (in Dollars per share)	$ 4.82
Dilutive future shares	12,514,617	33,903,228	32,964,816